UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2014

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.2%
Visteon Corp.	271	$28,959	*

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	27	23,320

Household Durables - 0.0%
NVR Inc.	7	8,927	*

Media - 13.0%
CBS Corp., Class B Shares	5,442	301,160
Discovery Communications Inc., Class A Shares	620	21,359	*
Time Warner Cable Inc.	2,768	420,902
Time Warner Inc.	8,482	724,533
Twenty-First Century Fox Inc.	15,599	599,080
Viacom Inc., Class B Shares	5,305	399,201

Total Media		2,466,235

Multiline Retail - 3.5%
Dillard’s Inc., Class A Shares	641	80,240
Dollar General Corp.	1,891	133,694	*
Kohl’s Corp.	3,135	191,360
Macy’s Inc.	4,042	265,762

Total Multiline Retail		671,056

Specialty Retail - 3.0%
AutoNation Inc.	418	25,251	*
Bed Bath & Beyond Inc.	1,899	144,647	*
Foot Locker Inc.	1,224	68,764
GameStop Corp., Class A Shares	1,522	51,444
Gap Inc.	3,268	137,616
GNC Holdings Inc., Class A Shares	546	25,640
Staples Inc.	6,037	109,390
Urban Outfitters Inc.	274	9,626	*

Total Specialty Retail		572,378

Textiles, Apparel & Luxury Goods - 0.2%
Fossil Group Inc.	313	34,662	*

TOTAL CONSUMER DISCRETIONARY		3,805,537

CONSUMER STAPLES - 6.6%
Beverages - 0.7%
Coca-Cola Enterprises Inc.	2,771	122,534

Food & Staples Retailing - 5.4%
CVS Health Corp.	8,543	822,776
Kroger Co.	3,285	210,930

Total Food & Staples Retailing		1,033,706

Food Products - 0.5%
Archer-Daniels-Midland Co.	1,482	77,064
Ingredion Inc.	154	13,065

Total Food Products		90,129

TOTAL CONSUMER STAPLES		1,246,369

ENERGY - 11.9%
Energy Equipment & Services - 0.5%
Baker Hughes Inc.	887	49,734
Cameron International Corp.	730	36,463	*
Diamond Offshore Drilling Inc.	295	10,829

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
Nabors Industries Ltd.	625	$8,113

Total Energy Equipment & Services		105,139

Oil, Gas & Consumable Fuels - 11.4%
CVR Energy Inc.	612	23,692
Hess Corp.	2,637	194,663
HollyFrontier Corp.	2,111	79,120
Marathon Oil Corp.	1,159	32,788
Marathon Petroleum Corp.	4,333	391,097
Murphy Oil Corp.	1,565	79,064
Occidental Petroleum Corp.	6,243	503,248
Phillips 66	5,949	426,543
Tesoro Corp.	783	58,216
Valero Energy Corp.	7,613	376,844

Total Oil, Gas & Consumable Fuels		2,165,275

TOTAL ENERGY		2,270,414

FINANCIALS - 23.2%
Banks - 1.1%
CIT Group Inc.	1,477	70,645
KeyCorp	9,201	127,894

Total Banks		198,539

Capital Markets - 9.5%
Ameriprise Financial Inc.	2,853	377,309
Goldman Sachs Group Inc.	4,577	887,160
Invesco Ltd.	1,343	53,075
State Street Corp.	6,195	486,308

Total Capital Markets		1,803,852

Consumer Finance - 3.8%
Capital One Financial Corp.	3,121	257,639
Discover Financial Services	5,002	327,581
Navient Corp.	6,094	131,691

Total Consumer Finance		716,911

Diversified Financial Services - 0.1%
Voya Financial Inc.	585	24,792

Insurance - 8.7%
Allied World Assurance Co. Holdings AG	780	29,578
Allstate Corp.	1,557	109,379
Assured Guaranty Ltd.	1,731	44,989
Axis Capital Holdings Ltd.	1,198	61,206
Chubb Corp.	1,767	182,832
CNO Financial Group Inc.	2,873	49,473
Everest Re Group Ltd.	421	71,696
Hartford Financial Services Group Inc.	2,702	112,646
PartnerRe Ltd.	752	85,826
Progressive Corp.	2,555	68,959
RenaissanceRe Holdings Ltd.	447	43,457
Travelers Cos. Inc.	5,176	547,880
Unum Group	2,781	97,001
Validus Holdings Ltd.	854	35,492
W.R. Berkley Corp.	827	42,392
XL Group PLC	2,232	76,714

Total Insurance		1,659,520

TOTAL FINANCIALS		4,403,614

HEALTH CARE - 7.8%
Health Care Providers & Services - 7.8%
Anthem Inc.	4,356	547,418
CIGNA Corp.	2,200	226,402
LifePoint Hospitals Inc.	347	24,953	*

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc.	6,741	$681,448

TOTAL HEALTH CARE		1,480,221

INDUSTRIALS - 6.4%
Aerospace & Defense - 2.9%
L-3 Communications Holdings Inc.	514	64,872
Northrop Grumman Corp.	3,346	493,167

Total Aerospace & Defense		558,039

Commercial Services & Supplies - 0.3%
ADT Corp.	1,653	59,888

Construction & Engineering - 0.1%
Fluor Corp.	336	20,372

Machinery - 3.1%
Caterpillar Inc.	2,245	205,485
Deere & Co.	774	68,476
Dover Corp.	1,717	123,143
Joy Global Inc.	802	37,309
Oshkosh Corp.	303	14,741
Pentair PLC	1,382	91,793
SPX Corp.	335	28,783
Timken Co.	377	16,090

Total Machinery		585,820

TOTAL INDUSTRIALS		1,224,119

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.7%
Brocade Communications Systems Inc.	3,899	46,164
Juniper Networks Inc.	4,020	89,727

Total Communications Equipment		135,891

Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics Inc.	358	20,725	*
Corning Inc.	14,564	333,952
FLIR Systems Inc.	516	16,672

Total Electronic Equipment, Instruments & Components		371,349

Internet Software & Services - 0.5%
Yahoo! Inc.	2,007	101,374	*

IT Services - 1.4%
DST Systems Inc.	328	30,881
Xerox Corp.	17,505	242,619

Total IT Services		273,500

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	11,062	401,440
NVIDIA Corp.	3,467	69,513

Total Semiconductors & Semiconductor Equipment		470,953

Software - 0.7%
Activision Blizzard Inc.	6,468	130,330

Technology Hardware, Storage & Peripherals - 8.8%
Apple Inc.	8,385	925,537
Hewlett-Packard Co.	4,178	167,663
International Business Machines Corp.	2,407	386,179
SanDisk Corp.	2,050	200,859

Total Technology Hardware, Storage & Peripherals		1,680,238

TOTAL INFORMATION TECHNOLOGY		3,163,635

MATERIALS - 3.1%
Chemicals - 3.0%
Albemarle Corp.	567	34,094

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Chemicals - (continued)
CF Industries Holdings Inc.		700	$190,778
LyondellBasell Industries NV, Class A Shares		4,288	340,424

Total Chemicals			565,296

Containers & Packaging - 0.1%
MeadWestvaco Corp.		620	27,522

TOTAL MATERIALS			592,818

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T Inc.		15,592	523,735

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.		841	18,611	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $18,190,605)			18,729,073

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $116,745)	0.060%	116,745	116,745

TOTAL INVESTMENTS - 99.1% (Cost - $18,307,350#)			18,845,818
Other Assets in Excess of Liabilities - 0.9%			174,326

TOTAL NET ASSETS - 100.0%			$19,020,144

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$18,729,073	—	—	$18,729,073

Short-term investments†	116,745	—	—	116,745

Total investments	$18,845,818	—	—	$18,845,818

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,029,940
Gross unrealized depreciation	(491,472)

Net unrealized appreciation	$538,468

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2015